Cover	Sep. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2026
Entity File Number	001-41177
Entity Registrant Name	PROFUSA, INC.
Entity Central Index Key	0001859807
Entity Tax Identification Number	86-3437271
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	626 Bancroft Way
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Berkeley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94710
City Area Code	925
Local Phone Number	997-6925
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PFSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false